Equity - Schedule of movements in own shares (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Beginning balance	$ (12,070)	$ (11,709)	$ (11,511)
Ending balance	$ (13,178)	$ (12,070)	$ (11,709)
Own shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	212	216	219
Beginning balance	$ 2,250	$ 2,286	$ 2,223
Retranslation impact of opening balances (in shares)			0
Increase (decrease) through other changes, equity			$ 93
Ending balance (in shares)	210	212	216
Ending balance	$ 2,228	$ 2,250	$ 2,286
Own shares | Share trust arrangements
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)	(1)	(2)	(1)
Increase (decrease) due to share based payment transactions	$ (14)	$ (19)	$ (15)
Own shares | Shares used to satisfy options
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)	(1)	(2)	(2)
Increase (decrease) due to share based payment transactions	$ (8)	$ (17)	$ (15)
Own shares | Share buyback programme
Disclosure of classes of share capital [line items]
Number of shares purchased - share buyback programme (in shares)		28	38
Shares purchased – share buyback programme		$ 987	$ 1,673
Shares cancelled (number)		(28)	(38)
Shares cancelled		$ (987)	$ (1,673)